SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash on hand and cash at bank
Total cash balances held at financial institutions	$ 268,781	$ 418,941	$ 736,604
Cash on hand			1
Total cash balances	268,781	418,941	736,605
Deposits at the PRC financial Institutions
Cash on hand and cash at bank
Total cash balances held at financial institutions	240,361	389,610	715,700
Deposits at the PRC financial Institutions | Chinese Renminbi
Cash on hand and cash at bank
Total cash balances held at financial institutions	196,598	381,890	547,301
Deposits at the PRC financial Institutions | United States Dollars
Cash on hand and cash at bank
Total cash balances held at financial institutions	43,156	7,232	165,068
Deposits at the PRC financial Institutions | Great Britain Pound
Cash on hand and cash at bank
Total cash balances held at financial institutions	255	127	2,984
Deposits at the PRC financial Institutions | Euro Dollar
Cash on hand and cash at bank
Total cash balances held at financial institutions	352	361	347
Deposits At The UK Financial Institutions
Cash on hand and cash at bank
Total cash balances held at financial institutions	14,480	17,795	5,778
Deposits At The UK Financial Institutions | Chinese Renminbi
Cash on hand and cash at bank
Total cash balances held at financial institutions	255	161
Deposits At The UK Financial Institutions | United States Dollars
Cash on hand and cash at bank
Total cash balances held at financial institutions	1,980	794
Deposits At The UK Financial Institutions | Great Britain Pound
Cash on hand and cash at bank
Total cash balances held at financial institutions	12,193	11,871	5,778
Deposits At The UK Financial Institutions | Euro Dollar
Cash on hand and cash at bank
Total cash balances held at financial institutions	52	4,969
Deposits At The Netherlands Financial Institutions
Cash on hand and cash at bank
Total cash balances held at financial institutions	2,963	5,104	8,917
Deposits At The Netherlands Financial Institutions | Great Britain Pound
Cash on hand and cash at bank
Total cash balances held at financial institutions	283	11	18
Deposits At The Netherlands Financial Institutions | Euro Dollar
Cash on hand and cash at bank
Total cash balances held at financial institutions	2,662	5,035	8,899
Deposits At The Netherlands Financial Institutions | Other Currency
Cash on hand and cash at bank
Total cash balances held at financial institutions	18	58
Deposits At The German Financial Institutions
Cash on hand and cash at bank
Total cash balances held at financial institutions	2,952	2,149	5,347
Deposits At The German Financial Institutions | Euro Dollar
Cash on hand and cash at bank
Total cash balances held at financial institutions	2,952	2,149	5,347
Deposits At Financial Institutions In Other Jurisdictions
Cash on hand and cash at bank
Total cash balances held at financial institutions	$ 8,025	$ 4,283	$ 862